Expenses - Summary of Selling and Marketing Expenses (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of expenses [Line Items]
Salaries and employees' benefits	$ 59,376	R$ 196,413	R$ 219,235	R$ 197,991
Marketing expenses	64,482	213,305	181,030	176,743
Credit card fees	10,997	36,379	31,952	32,851
Information technology services	11,266	37,270	37,277	35,541
Amortization and depreciation	9,619	31,820	31,202	20,415
Consulting	4,141	13,700	10,477	9,743
Allowance for doubtful accounts	7,691	25,443	6,227	5,833
Sales commissions and royalties	5,133	16,979	12,982	13,239
Facilities expenses	4,712	15,589	15,430	13,383
Total selling and marketing expenses	153,932	509,208	443,692	398,514
Selling and marketing expenses [member]
Disclosure of expenses [Line Items]
Salaries and employees' benefits	42,875	141,829	133,819	118,545
Marketing expenses	64,482	213,305	181,030	176,743
Operating lease	6,270	20,741	20,299	13,621
Credit card fees	10,997	36,379	31,952	32,851
Information technology services	427	1,414	1,896	2,615
Amortization and depreciation	1,303	4,312	7,624	2,396
Consulting	300	994
Allowance for doubtful accounts	7,691	25,443	6,227	5,833
Sales commissions and royalties	5,133	16,979	12,982	13,239
Facilities expenses	3,795	12,556	12,117	10,619
Others	$ 10,659	R$ 35,256	R$ 35,746	R$ 22,052